Fair Value Measurements (Tables)	8 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Summary of Assets Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	September 30, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$202,037,099